Employee Benefit Plans - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended					12 Months Ended
	Dec. 31, 2012 U.S. Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2012 U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 International Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]	Dec. 31, 2012 International Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 International Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets as of January 1	$ 3,015	$ 2,733	$ 2,692	$ 96	$ 109	$ 2,228	$ 1,981	$ 1,833	$ 187	$ 174
Realized and unrealized gains and losses, net				4	1				17	2
Purchases, sales and settlements, net				(37)	(15)				(11)	11
Transfers, net				0	1				0	0
Fair value of plan assets as of December 31	$ 3,015	$ 2,733	$ 2,692	$ 63	$ 96	$ 2,228	$ 1,981	$ 1,833	$ 193	$ 187